INTEREST PAYABLE	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
INTEREST PAYABLE

15. INTEREST PAYABLE

Interest payable consist of the following:

	December 31,	December 31,
	2024	2023
	US$	US$
Interest payable for Convertible Promissory Note	343,151	410,548
Interest payable for Filecoin borrowed as initial pledge for Filecoin mining business	75,854	12,583
Total interest payable	419,005	423,131

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)